--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                           [LOGO OF EXCELSIOR FUNDS]



                                   Tax-Exempt
                                  Fixed Income
                                   Portfolios


                               SEMI-ANNUAL REPORT

                               September 30, 2000

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
STATEMENTS OF ASSETS AND LIABILITIES.......................................   1
STATEMENTS OF OPERATIONS...................................................   2
STATEMENTS OF CHANGES IN NET ASSETS........................................   3
FINANCIAL HIGHLIGHTS -- SELECTED PER SHARE DATA AND RATIOS.................   4
PORTFOLIOS OF INVESTMENTS
  Long-Term Tax-Exempt Fund................................................   6
  Intermediate-Term Tax-Exempt Fund........................................   8
  Short-Term Tax-Exempt Securities Fund....................................  10
  New York Intermediate-Term Tax-Exempt Fund...............................  12
  California Tax-Exempt Income Fund........................................  14
NOTES TO FINANCIAL STATEMENTS..............................................  20

For shareholder account information, current price and yield quotations, or to make an initial purchase or obtain a prospectus, call the appropriate telephone number listed below:

 . Initial Purchase and Prospectus Information and Shareholder Services 1-800-
  446-1012 (From overseas, call 617-557-8280)
 . Current Price and Yield Information 1-800-446-1012
 . Internet Address: http://www.excelsiorfunds.com

This report must be preceded or accompanied by a current prospectus.

Prospectuses containing more complete information including charges and expenses regarding Excelsior Funds, Inc. and Excelsior Tax-Exempt Funds, Inc. may be obtained by contacting the Funds at 1-800-446-1012.

Investors should read the current prospectus carefully prior to investing or sending money.

Excelsior Funds, Inc. and Excelsior Tax-Exempt Funds, Inc. are distributed by Edgewood Services, Inc.

You may write to Excelsior Funds, Inc. and Excelsior Tax-Exempt Funds, Inc. at the following address:

    Excelsior Funds
    c/o Chase Global Funds Services Company
    P.O. Box 2798
    Boston, MA 02208-2798

SHARES IN THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, UNITED STATES TRUST COMPANY OF NEW YORK, U.S. TRUST COMPANY, THEIR PARENT OR AFFILIATES AND SHARES ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. INVESTMENTS IN THE FUNDS INVOLVE INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. FUND SHARES ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT.

Excelsior Tax-Exempt Funds, Inc.
Statements of Assets and Liabilities
September 30, 2000 (Unaudited)

                                                                           New York
                                             Intermediate-  Short-Term   Intermediate-
                                Long-Term        Term       Tax-Exempt       Term       California
                                Tax-Exempt    Tax-Exempt    Securities    Tax-Exempt    Tax-Exempt
                                   Fund          Fund          Fund          Fund       Income Fund
                               ------------  -------------  -----------  -------------  -----------
  ASSETS:
   Investments, at cost--see
    accompanying portfolios..  $115,466,179  $293,089,034   $53,904,379  $134,589,050   $60,009,839
                               ============  ============   ===========  ============   ===========
   Investments, at value
    (Note 1).................  $111,549,550  $296,136,854   $54,147,310  $135,136,799   $60,106,727
   Cash......................           969           983         1,869           --            --
   Interest receivable.......     1,551,404     4,740,431       713,090     1,762,544       844,166
   Receivable for investments
    sold.....................     4,067,725    10,243,801           --            --      1,053,212
   Receivable for fund shares
    sold.....................        83,798       452,515        12,947        65,503         2,307
   Prepaid expenses..........         2,212         4,875           664         1,579         1,053
   Unamortized organization
    costs (Note 5)...........           --            --            --            --          6,271
                               ------------  ------------   -----------  ------------   -----------
   Total Assets..............   117,255,658   311,579,459    54,875,880   136,966,425    62,013,736
  LIABILITIES:
   Payable for dividends
    declared.................       452,748     1,085,179       187,800       448,679       190,427
   Payable for fund shares
    redeemed.................        27,881        49,359       309,319       542,987        50,994
   Payable for investments
    purchased................           --     11,299,306           --            --      1,096,219
   Investment advisory fees
    payable (Note 2).........        48,603        68,740        10,938        50,453        25,693
   Administration fees
    payable (Note 2).........        13,916        44,396         6,543        22,114         8,518
   Administrative servicing
    fees payable (Note 2)....        10,329        31,398         6,567         4,890        18,264
   Directors' fees payable
    (Note 2).................         1,085         1,824            81           285           --
   Due to custodian bank.....           --            --            --             22            51
   Accrued expenses and other
    payables.................        20,492        28,969         5,321        26,847         5,411
                               ------------  ------------   -----------  ------------   -----------
   Total Liabilities.........       575,054    12,609,171       526,569     1,096,277     1,395,577
                               ------------  ------------   -----------  ------------   -----------
  NET ASSETS.................  $116,680,604  $298,970,288   $54,349,311  $135,870,148   $60,618,159
                               ============  ============   ===========  ============   ===========
  NET ASSETS consist of:
   Undistributed
    (distributions in excess
    of) net investment
    income...................  $     41,735  $     69,764   $      (123) $        (31)  $    13,538
   Accumulated net realized
    loss on investments......    (6,413,461)   (3,177,075)     (848,073)   (2,876,755)      (49,135)
   Unrealized
    appreciation/depreciation
    of investments...........    (3,916,629)    3,047,820       242,931       547,749        96,888
   Par value (Note 4)........        12,797        32,557         7,717        16,030         8,496
   Paid in capital in excess
    of par value.............   126,956,162   298,997,222    54,946,859   138,183,155    60,548,372
                               ------------  ------------   -----------  ------------   -----------
  Total Net Assets...........  $116,680,604  $298,970,288   $54,349,311  $135,870,148   $60,618,159
                               ============  ============   ===========  ============   ===========
   Shares of Common Stock
    Outstanding..............    12,797,205    32,556,956     7,717,152    16,029,585     8,495,706
   NET ASSET VALUE PER
    SHARE....................         $9.12         $9.18         $7.04         $8.48         $7.14
                                      =====         =====         =====         =====         =====

                       See Notes to Financial Statements

Excelsior Tax-Exempt Funds, Inc.
Statements of Operations
Six Months Ended September 30, 2000 (Unaudited)

                                                                       New York
                                           Intermediate- Short-Term  Intermediate- California
                               Long-Term       Term      Tax-Exempt      Term      Tax-Exempt
                               Tax-Exempt   Tax-Exempt   Securities   Tax-Exempt     Income
                                  Fund         Fund         Fund         Fund         Fund
                               ----------  ------------- ----------  ------------- ----------
  INVESTMENT INCOME:
   Interest income...........  $3,134,674   $ 7,156,129  $1,238,458   $3,063,505   $1,288,155
                               ----------   -----------  ----------   ----------   ----------
  EXPENSES:
   Investment advisory fees
    (Note 2).................     292,539       518,940      81,022      325,777      151,826
   Administration fees (Note
    2).......................      88,932       225,368      41,051       99,036       46,155
   Administrative servicing
    fees (Note 2)............      37,883        91,477      20,061       13,560       55,725
   Shareholder servicing
    agent fees...............      23,262        11,693       5,008        8,258       14,929
   Custodian fees............      14,994        37,810       7,298       16,289        7,920
   Registration and filing
    fees.....................       6,926         7,714       5,575        8,500        9,388
   Legal and audit fees......       4,125        12,286       2,057        2,272        5,835
   Shareholder reports.......       2,786         7,369       1,427        6,633        2,499
   Directors' fees and
    expenses (Note 2)........       2,093         5,909       1,091        1,695        1,386
   Amortization of
    organization costs (Note
    5).......................         --          1,974         --           --         3,170
   Miscellaneous expenses....       3,980         8,902       4,384        6,178        2,519
                               ----------   -----------  ----------   ----------   ----------
   Total Expenses............     477,520       929,442     168,974      488,198      301,352
   Fees waived and reimbursed
    by investment adviser and
    administrators (Note 2)..     (37,883)      (91,477)    (20,061)     (13,560)    (149,262)
                               ----------   -----------  ----------   ----------   ----------
   Net Expenses..............     439,637       837,965     148,913      474,638      152,090
                               ----------   -----------  ----------   ----------   ----------
  NET INVESTMENT INCOME......   2,695,037     6,318,164   1,089,545    2,588,867    1,136,065
                               ----------   -----------  ----------   ----------   ----------
  REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS
   (Note 1):
   Net realized loss on
    security transactions....    (789,507)   (3,159,254)   (169,958)    (330,536)      (4,267)
   Change in unrealized
    appreciation/depreciation
    of investments during the
    period...................   2,093,709     7,169,294     355,689    2,437,778      546,375
                               ----------   -----------  ----------   ----------   ----------
   Net realized and
    unrealized gain on
    investments..............   1,304,202     4,010,040     185,731    2,107,242      542,108
                               ----------   -----------  ----------   ----------   ----------
   Net increase in net assets
    resulting from
    operations...............  $3,999,239   $10,328,204  $1,275,276   $4,696,109   $1,678,173
                               ==========   ===========  ==========   ==========   ==========

                       See Notes to Financial Statements

Excelsior Tax-Exempt Funds, Inc.
Statements of Changes in Net Assets

                                                                          New York
                                            Intermediate-  Short-Term   Intermediate-
                               Long-Term        Term       Tax-Exempt       Term       California
                               Tax-Exempt    Tax-Exempt    Securities    Tax-Exempt    Tax-Exempt
                                  Fund          Fund          Fund          Fund       Income Fund
                              ------------  -------------  -----------  -------------  -----------
  Six Months Ended September
   30, 2000 (Unaudited)
  Net investment income.....  $  2,695,037  $  6,318,164   $ 1,089,545  $  2,588,867   $ 1,136,065
  Net realized loss on
   investments..............      (789,507)   (3,159,254)     (169,958)     (330,536)       (4,267)
  Change in unrealized
   appreciation/depreciation
   of investments during the
   period...................     2,093,709     7,169,294       355,689     2,437,778       546,375
                              ------------  ------------   -----------  ------------   -----------
  Net increase in net assets
   resulting from
   operations...............     3,999,239    10,328,204     1,275,276     4,696,109     1,678,173
  Distributions to
   shareholders from net
   investment income........    (2,695,037)   (6,318,164)   (1,089,545)   (2,588,867)   (1,136,065)
  Increase (decrease) in net
   assets from fund share
   transactions (Note 4)....    (6,621,120)    2,288,808       (62,235)    7,384,728    (4,957,580)
                              ------------  ------------   -----------  ------------   -----------
  Net increase (decrease) in
   net assets...............    (5,316,918)    6,298,848       123,496     9,491,970    (4,415,472)
  NET ASSETS:
   Beginning of period......   121,997,522   292,671,440    54,225,815   126,378,178    65,033,631
                              ------------  ------------   -----------  ------------   -----------
   End of period (1)........  $116,680,604  $298,970,288   $54,349,311  $135,870,148   $60,618,159
                              ============  ============   ===========  ============   ===========
  (1)  Including
       undistributed
       (distributions in
       excess of) net
       investment income....  $     41,735  $     69,764   $      (123) $        (31)  $    13,538
                              ============  ============   ===========  ============   ===========
  Year Ended March 31, 2000
  Net investment income.....  $  6,942,069  $ 12,466,315   $ 1,617,964  $  5,546,162   $ 2,331,454
  Net realized loss on
   investments..............    (5,551,954)      (17,821)     (359,297)   (2,546,219)      (34,204)
  Change in unrealized
   appreciation/depreciation
   of investments during the
   year.....................    (9,976,476)  (14,981,103)     (578,736)   (4,535,806)   (1,617,902)
                              ------------  ------------   -----------  ------------   -----------
  Net increase (decrease) in
   net assets resulting from
   operations...............    (8,586,361)   (2,532,609)      679,931    (1,535,863)      679,348
  Distributions to
   shareholders:
   From net investment
    income..................    (6,933,273)  (12,396,542)   (1,617,964)   (5,499,882)   (2,331,454)
   From net realized gain on
    investments.............    (1,016,099)     (129,800)          --     (1,457,670)          --
  Increase (decrease) in net
   assets from fund share
   transactions (Note 4)....   (43,914,211)  (16,257,424)   10,002,568   (19,955,492)    1,774,688
                              ------------  ------------   -----------  ------------   -----------
  Net increase (decrease) in
   net assets...............   (60,449,944)  (31,316,375)    9,064,535   (28,448,907)      122,582
  NET ASSETS:
   Beginning of year........   182,447,466   323,987,815    45,161,280   154,827,085    64,911,049
                              ------------  ------------   -----------  ------------   -----------
   End of year (2)..........  $121,997,522  $292,671,440   $54,225,815  $126,378,178   $65,033,631
                              ============  ============   ===========  ============   ===========
 --------
  (2)  Including
       undistributed
       (distributions in
       excess of) net
       investment income....  $     41,735  $     69,764   $      (123) $        (31)  $    13,538
                              ============  ============   ===========  ============   ===========

 --------

                       See Notes to Financial Statements

Excelsior Tax-Exempt Funds, Inc.
Financial Highlights -- Selected Per Share Data and Ratios

 For a Fund share outstanding throughout each period.

                                                                                       Dividends   Distributions
                            Net Asset             Net Realized    Total    Dividends  in Excess of   From Net
                             Value,      Net     and Unrealized    From     From Net      Net      Realized Gain
                            Beginning Investment  Gain (Loss)   Investment Investment  Investment       on
                            of Period   Income   on Investments Operations   Income      Income     Investments
                            --------- ---------- -------------- ---------- ---------- ------------ -------------
  LONG-TERM TAX-EXEMPT FUND--(2/5/86*)
   Year Ended March 31,
   1996...................   $ 9.27     $0.47        $ 0.39       $ 0.86     $(0.46)        --        $(0.14)
   1997...................     9.53      0.46          0.03         0.49      (0.46)        --         (0.13)
   1998...................     9.43      0.44          0.71         1.15      (0.43)        --         (0.12)
   1999...................    10.03      0.42          0.12         0.54      (0.42)        --         (0.28)
   2000...................     9.87      0.42         (0.82)       (0.40)     (0.42)        --         (0.06)
   Six Months Ended September 30, 2000
   (Unaudited)............     8.99      0.21          0.13         0.34      (0.21)        --           --
  INTERMEDIATE-TERM TAX-EXEMPT FUND--(12/3/85*)
   Year Ended March 31,
   1996...................   $ 8.80     $0.40        $ 0.32       $ 0.72     $(0.40)        --           --
   1997...................     9.12      0.40           --          0.40      (0.41)        --           --
   1998...................     9.11      0.42          0.37         0.79      (0.41)        --        $(0.01)
   1999...................     9.48      0.38          0.14         0.52      (0.35)     $(0.03)       (0.13)
   2000...................     9.49      0.37         (0.43)       (0.06)     (0.37)        --           --
   Six Months Ended September 30, 2000
   (Unaudited)............     9.06      0.19          0.12         0.31      (0.19)        --           --
  SHORT-TERM TAX-EXEMPT SECURITIES FUND--(12/31/92*)
   Year Ended March 31,
   1996...................   $ 6.96     $0.28        $ 0.09       $ 0.37     $(0.28)        --           --
   1997...................     7.05      0.26         (0.01)        0.25      (0.27)        --           --
   1998...................     7.03      0.27          0.08         0.35      (0.27)        --           --
   1999...................     7.11      0.26          0.06         0.32      (0.26)        --           --
   2000...................     7.17      0.25         (0.15)        0.10      (0.25)        --           --
   Six Months Ended September 30, 2000
   (Unaudited)............     7.02      0.14          0.02         0.16      (0.14)        --           --
  NEW YORK INTERMEDIATE-TERM TAX-EXEMPT FUND--(5/31/90*)
   Year Ended March 31,
   1996...................   $ 8.24     $0.35        $ 0.20       $ 0.55     $(0.35)        --           --
   1997...................     8.44      0.36          0.01         0.37      (0.36)        --           --
   1998...................     8.45      0.35          0.34         0.69      (0.35)        --           --
   1999...................     8.79      0.33          0.12         0.45      (0.33)        --        $(0.11)
   2000...................     8.80      0.32         (0.37)       (0.05)     (0.32)        --         (0.09)
   Six Months Ended September 30, 2000
   (Unaudited)............     8.34      0.17          0.14         0.31      (0.17)        --           --
  CALIFORNIA TAX-EXEMPT INCOME FUND--(10/1/96*)
   Period ended March 31,
    1997..................   $ 7.00     $0.12        $(0.05)      $ 0.07     $(0.12)        --           --
   Year Ended March 31,
   1998...................     6.95      0.28          0.23         0.51      (0.28)        --           --
   1999...................     7.18      0.27          0.07         0.34      (0.27)        --           --
   2000...................     7.25      0.26         (0.18)        0.08      (0.26)        --           --
   Six Months Ended September 30, 2000
   (Unaudited)............     7.07      0.13          0.07         0.20      (0.13)        --           --

  *  Commencement of operations
 (1) Expense ratios before waiver of fees and reimbursement of expenses (if any) by adviser and administrators.
 (2)  Annualized
 (3)  Not Annualized
 (4)  Amount represents less than $0.01 per share.
                       See Notes to Financial Statements

                                                   Ratio of     Ratio of     Ratio of
                                                     Net          Gross        Net
                  Net Asset           Net Assets, Operating     Operating   Investment
                   Value,                 End      Expenses     Expenses      Income    Portfolio    Fee
      Total          End     Total     of Period  to Average   to Average   to Average  Turnover   Waivers
  Distributions   of Period Return      (000's)   Net Assets  Net Assets(1) Net Assets    Rate     (Note 2)
  -------------   --------- -------   ----------- ----------  ------------- ----------  ---------  --------
     $(0.60)       $ 9.53    9.35%     $ 91,058     0.77%         0.82%       4.85%       185%      $0.01
      (0.59)         9.43    5.47%      107,926     0.74%         0.81%       4.80%       125%       0.01
      (0.55)        10.03   12.18%      149,535     0.74%         0.81%       4.40%        83%       0.01
      (0.70)         9.87    5.42%      182,447     0.76%         0.86%       4.17%        88%       0.01
      (0.48)         8.99   (4.01)%     121,998     0.75%         0.83%       4.54%        78%       0.01
      (0.21)         9.12    3.77%(3)   116,681     0.75%(2)      0.82%(2)    4.61%(2)     58%(2)     -- (4)
     $(0.40)       $ 9.12    8.30%     $255,178     0.60%         0.65%       4.44%        50%        --
      (0.41)         9.11    4.58%      244,050     0.58%         0.64%       4.56%        28%        --
      (0.42)         9.48    8.81%      271,016     0.58%         0.64%       4.47%        30%        --
      (0.51)         9.49    5.53%      323,988     0.58%         0.64%       3.95%        48%        --
      (0.37)         9.06   (0.58)%     292,671     0.57%         0.64%       4.06%        91%      $0.01
      (0.19)         9.18    3.47%(3)   298,970     0.57%(2)      0.63%(2)    4.26%(2)    122%(2)     -- (4)
     $(0.28)       $ 7.05    5.42%     $ 42,970     0.58%         0.64%       4.05%       124%        --
      (0.27)         7.03    3.55%       41,078     0.58%         0.65%       3.73%        87%        --
      (0.27)         7.11    5.01%       42,345     0.59%         0.65%       3.76%        58%        --
      (0.26)         7.17    4.51%       45,161     0.58%         0.65%       3.58%        47%        --
      (0.25)         7.02    1.39%       54,226     0.56%         0.63%       3.54%       130%        -- (4)
      (0.14)         7.04    2.30%(3)    54,349     0.55%(2)      0.63%(2)    4.03%(2)     74%(2)     -- (4)
     $(0.35)       $ 8.44    6.77%     $ 96,407     0.75%         0.77%       4.15%       154%        --
      (0.36)         8.45    4.46%      102,252     0.72%         0.75%       4.25%        89%        --
      (0.35)         8.79    8.35%      131,294     0.71%         0.74%       4.08%        47%        --
      (0.44)         8.80    5.16%      154,827     0.73%         0.75%       3.75%        65%        --
      (0.41)         8.34   (0.51)%     126,378     0.73%         0.75%       3.82%        64%        -- (4)
      (0.17)         8.48    3.68%(3)   135,870     0.73%(2)      0.75%(2)    3.97%(2)     47%(2)     -- (4)
     $(0.12)       $ 6.95    2.12%(3)  $ 13,232     0.66%(2)      1.53%(2)    3.69%(2)      7%(2)   $0.03
      (0.28)         7.18    7.42%       32,566     0.50%         1.24%       3.90%        14%       0.05
      (0.27)         7.25    4.74%       64,911     0.50%         1.08%       3.65%         5%       0.04
      (0.26)         7.07    1.13%       65,034     0.50%         0.95%       3.67%        16%       0.03
      (0.13)         7.14    2.87%(3)    60,618     0.50%(2)      0.99%(2)    3.74%(2)      8%(2)    0.02

                       See Notes to Financial Statements

Excelsior Tax-Exempt Funds, Inc.
Portfolio of Investments September 30, 2000 (Unaudited)
Long-Term Tax-Exempt Fund




 Principal                                                            Value
   Amount                                                            (Note 1)
 ----------                                                        ------------

 TAX-EXEMPT SECURITIES -- 82.34%
 $5,000,000 Chicago, Illinois, General Obligation Bonds, (FGIC),
            5.250%, 01/01/2028..................................   $  4,631,700
  5,000,000 East Bay California Municipal Utility Distribution
            Water System Revenue Bonds, (FGIC),
            5.000%, 06/01/2026..................................      4,638,650
  5,000,000 Florida State Board of Education Capital Outlay
            General Obligation Bonds, Series A,
            5.000%, 06/01/2027..................................      4,485,100
  5,000,000 Florida State Turnpike Authority Revenue Bonds,
            Series B, (FGIC), 5.000%, 07/01/2027................      4,528,500
  5,000,000 Fulton County, Georgia, Water & Sewer Revenue Bonds,
            (FGIC), 4.750%, 01/01/2028..........................      4,233,550
  5,000,000 Gulf Coast Waste Disposal Authority, Texas,
            Pollution Control Revenue Bonds, Amoco Oil Co.
            Project, 4.150%, 10/01/2017+........................      5,000,000
  5,000,000 Lincoln County, Wyoming, Pollution Control Revenue
            Bonds, Exxon Mobil Corp. Project,
            4.250%, 08/01/2015+.................................      5,000,000
  5,000,000 Long Island Power Authority, New York, Electric
            System Revenue Bonds, Series A, (MBIA),
            5.250%, 12/01/2026..................................      4,676,300
  5,000,000 Los Angeles, California, Department of Water and
            Power Waterworks Revenue Bonds, 4.500%, 10/15/2024..      4,262,050
  5,000,000 Louisville & Jefferson County, Kentucky,
            Metropolitan Sewer District Revenue Bonds, Sewer &
            Drain Systems, Series A, (FGIC), 4.750%,
            05/15/2028..........................................      4,209,300
  5,000,000 Massachusetts State Port Authority Revenue Bonds,
            Series A, 5.000%, 07/01/2027........................      4,409,900
  5,000,000 Massachusetts State Turnpike Authority, Metropolitan
            Highway Systems Revenue Bonds, Series A, (AMBAC),
            5.250%, 01/01/2029..................................      4,619,700
  5,000,000 Metropolitan Transportation Authority, New York,
            Commuter Facilities Revenue Bonds, Series B, (FGIC),
            4.750%, 07/01/2026..................................      4,284,600
  5,000,000 New Jersey Health Care Facilities Financing
            Authority Revenue Bonds, St. Barnabas Health Center,
            Series B, (MBIA), 4.750%, 07/01/2028................      4,201,550

 Principal                                                            Value
   Amount                                                            (Note 1)
 ----------                                                        ------------

 TAX-EXEMPT SECURITIES -- (continued)
 $5,000,000 New York City, New York, Municipal Water Finance
            Authority, Water & Sewer System Revenue Bonds,
            Series A, (AMBAC), 5.125%, 06/15/2021...............   $  4,670,050
  5,000,000 New York City, New York, Municipal Water Finance
            Authority, Water & Sewer System Revenue Bonds,
            Series B, (MBIA), 5.500%, 06/15/2027................      4,830,000
  5,000,000 New York City, New York, Transitional Financing
            Authority Revenue Bonds, Future Tax Secured, Series
            C, 4.750%, 05/01/2023...............................      4,325,550
  5,000,000 Port Seattle, Washington, Revenue Bonds, Series A,
            (FGIC), 5.500%, 10/01/2022..........................      4,881,600
  4,900,000 Salt Lake County, Utah, Pollution Control Revenue
            Bonds, British Petroleum Service Station Holdings
            Project, Series B, 4.250%, 02/01/2008+..............      4,900,000
  5,000,000 University of Michigan, University Revenue Bonds,
            Medical Service Plan, Series A,
            4.200%, 12/01/2027+.................................      5,000,000
  5,000,000 Utah, State Board of Regents, University of Utah
            Auxiliary & Campus Revenue Bonds, Series A, (MBIA),
            4.750%, 04/01/2025..................................      4,283,350
                                                                   ------------
                                                                     96,071,450
                                                                   ------------
 TAX-EXEMPT SECURITIES -- BACKED BY LETTERS OF CREDIT -- 12.85%
            ABN AMRO BANK N.V.
            ------------------
  5,000,000 Guadalupe, Texas, Blanco River Authority Pollution
            Control Revenue Bonds, Central Power and Light
            Company Project, 4.200%, 11/01/2015+................      5,000,000
            BANK OF AMERICA N.A.
            --------------------
  5,000,000 Mecklenburg County, North Carolina, Public
            Improvement General Obligation Bonds, Series C,
            4.350%, 2/01/2020+..................................      5,000,000
            WESTDEUTSCHE LANDESBANK
            -----------------------
  5,000,000 Jacksonville, Florida Electric Authority Revenue
            Bonds, Electric Systems Revenue Bonds, Series A,
            4.300%, 10/01/2010+.................................      5,000,000
                                                                   ------------
                                                                     15,000,000
                                                                   ------------

                       See Notes to Financial Statements

Excelsior Tax-Exempt Funds, Inc.
Portfolio of Investments September 30, 2000 (Unaudited)
Long-Term Tax-Exempt Fund -- (continued)




                                                                       Value
   Shares                                                             (Note 1)
 ----------                                                         ------------

 OTHER INVESTMENTS -- 0.41%
    478,100 Dreyfus Tax-Exempt Cash Management Fund..............   $    478,100
                                                                    ------------

TOTAL INVESTMENTS (Cost $115,466,179*)....................  95.60% $111,549,550
OTHER ASSETS AND LIABILITIES (NET)........................   4.40     5,131,054
                                                           ------  ------------
NET ASSETS................................................ 100.00% $116,680,604
                                                           ======  ============

--------
*  Aggregate cost for Federal tax and book purposes.
+ Variable rate demand bonds and notes are payable upon not more than seven business days notice.
AMBAC--American Municipal Bond Assurance Corp.
FGIC--Financial Guaranty Insurance Corp.
MBIA--Municipal Bond Insurance Assoc.

Note:
 These municipal securities meet the three highest ratings assigned by Moody's Investors Services, Inc. or Standard and Poor's Corporation or, where not rated, are determined by the Investment Adviser, under the supervision of the Board of Directors, to be of comparable quality at the time of purchase to rated instruments that may be acquired by the Fund.

 At September 30, 2000, approximately, 13% of the net assets are invested in municipal securities that have letter of credit enhancement features or escrows in U.S. Government securities backing them, which the Fund relies on. Without such features, the securities may or may not meet the quality standards of securities purchased by the Fund.

 At September 30, 2000, approximately, 20% and 12% of the net assets are invested in New York and Florida municipal securities, respectively. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers to pay the required principal and interest payments of the municipal securities.
                       See Notes to Financial Statements

Excelsior Tax-Exempt Funds, Inc.
Portfolio of Investments September 30, 2000 (Unaudited)
Intermediate-Term Tax-Exempt Fund




  Principal                                                            Value
   Amount                                                             (Note 1)
 -----------                                                        ------------

 TAX-EXEMPT SECURITIES -- 94.73%
 $10,000,000 Alabama State Public School & College Authority,
             Capital Improvement Revenue Bonds, Series D, (FGIC),
             5.750%, 08/01/2010..................................   $ 10,639,700
  10,000,000 Arizona State Transportation Board Highway Revenue
             Bonds, Series A, 6.000%, 07/01/2008.................     10,794,300
  10,000,000 Chicago, Illinois, General Obligation Bonds, Series
             A, (FGIC),
             5.000%, 01/01/2008..................................     10,114,300
  10,000,000 Colorado Department of Transportation Revenue Bonds,
             5.500%, 06/15/2009..................................     10,492,200
  10,000,000 Connecticut State General Obligation Bonds, Series
             C, 5.500%, 08/01/2006...............................     10,454,600
  10,000,000 Connecticut State Special Tax Obligation Revenue
             Bonds, Transportation Infrastructure, Series A,
             (FGIC), 5.500%, 10/01/2010..........................     10,501,800
  10,000,000 Florida State Division Board Finance Department,
             General Services Revenue Bonds, Series A,
             Environmental Protection-Preservation 2000, (FGIC),
             5.375%, 07/01/2010..................................     10,379,400
   6,000,000 Harris County, Texas Industrial Development
             Corporation, Shell Oil Company Project,
             5.500%, 04/01/2027+.................................      6,000,000
  10,000,000 Hawaii State General Obligation Bonds, Series CS,
             (MBIA), 5.000%, 04/01/2007..........................     10,143,800
  10,000,000 Hawaii State General Obligation Bonds, Series CT,
             5.750%, 09/01/2010..................................     10,612,000
  10,000,000 Honolulu, Hawaii, City & County General Obligation
             Bonds, Series C, (FGIC),
             5.500%, 11/01/2006..................................     10,428,900
  10,000,000 Jacksonville, Florida, Electric Authority Revenue
             Bonds, St. Johns River, Issue 2-15,
             5.500%, 10/01/2006..................................     10,445,300
  10,000,000 Jefferson County, Colorado School District No. R-001
             General Obligation Bonds, (MBIA), 6.500%,
             12/15/2011..........................................     11,346,900
  10,000,000 Kentucky State Turnpike Authority, Economic
             Development Road Revitalization Projects Revenue
             Bonds, (AMBAC), 5.500%, 07/01/2008..................     10,480,300

  Principal                                                           Value
   Amount                                                            (Note 1)
 -----------                                                       ------------

 TAX-EXEMPT SECURITIES -- (continued)

 $10,000,000 Long Island Power Authority, New York, Electric
             Systems Revenue Bonds, Series A, (AMBAC), 5.500%,
             12/01/2009.........................................   $ 10,520,700
  10,000,000 Lower Colorado River Authority of Texas, Revenue
             Bonds, Series B, (FSA),
             6.000%, 05/15/2010.................................     10,852,700
  10,000,000 Maryland State & Local Facilities, Public
             Improvements Correctional Facilities, 3rd Series,
             5.700%, 10/15/2006.................................     10,445,700
  10,000,000 Metropolitan Atlanta Rapid Transportation
             Authority, Georgia, Sales Tax Revenue Bonds, Series
             A, (MBIA), 6.250%, 07/01/2007......................     10,867,800
  10,000,000 New Jersey State General Obligation Bonds, Series
             D, 6.000%, 02/15/2011..............................     10,893,400
  10,000,000 New Jersey State Transportation Trust Fund
             Authority Revenue Bonds, Transportation Systems,
             Series B, (MBIA), 6.500%, 06/15/2011...............     11,247,900
  10,000,000 New Jersey State Turnpike Authority Revenue Bonds,
             Series A, (MBIA), 5.750%, 01/01/2010...............     10,640,100
  10,000,000 New York City, New York, City Transitional Finance
             Authority, Revenue Bonds, Future Tax Secured,
             Series C, 5.500%, 11/01/2010.......................     10,496,500
  10,000,000 New York State Dormitory Authority Revenue Bonds,
             State University Educational Facilities, Series B,
             (FSA), 5.250%, 05/15/2011..........................     10,261,400
  10,000,000 Oklahoma State, Grand River Dam Authority Revenue
             Bonds, (AMBAC),
             6.250%, 06/01/2011.................................     11,100,900
  10,000,000 Salt River Project, Arizona Agricultural
             Improvement & Power Distribution, Electric Systems
             Revenue Bonds, Series C, 6.500%, 01/01/2009........     11,123,400
  10,000,000 Texas State General Obligation Bonds, Series A,
             6.000%, 10/01/2009.................................     10,830,000
  10,000,000 Triborough Bridge & Tunnel Authority, New York,
             General Purpose Revenue Bonds, Series A, 6.500%,
             01/01/2009.........................................     11,101,900
                                                                   ------------
                                                                    283,215,900
                                                                   ------------

                       See Notes to Financial Statements

Excelsior Tax-Exempt Funds, Inc.
Portfolio of Investments September 30, 2000 (Unaudited)
Intermediate-Term Tax-Exempt Fund -- (continued)




  Principal                                                           Value
   Amount                                                            (Note 1)
 -----------                                                       ------------

 TAX-EXEMPT SECURITIES -- BACKED BY LETTERS OF CREDIT -- 3.36%

             FIRST UNION NATIONAL BANK
             -------------------------
 $10,000,000 Ohio State Air Quality Development Authority
             Revenue Bonds, Pollution Control, Ohio Edison
             Company, Series C, 5.500%, 06/01/2023+.............   $ 10,034,154
                                                                   ------------
   Shares
 -----------
 OTHER INVESTMENTS -- 0.96%

   2,886,800 Dreyfus Tax-Exempt Cash Management Fund............      2,886,800
                                                                   ------------

TOTAL INVESTMENTS (Cost $293,089,034*)....................  99.05% $296,136,854
OTHER ASSETS AND LIABILITIES (NET)........................   0.95     2,833,434
                                                           ------  ------------
NET ASSETS................................................ 100.00% $298,970,288
                                                           ======  ============

--------
*  Aggregate cost for Federal tax and book purposes.
+ Variable rate demand bonds and notes are payable upon not more than seven business days notice.
AMBAC--American Municipal Bond Assurance Corp.
FGIC--Financial Guaranty Insurance Corp.
FSA--Financial Security Assurance
MBIA--Municipal Bond Insurance Assoc.

Note:
 These municipal securities meet the three highest ratings assigned by Moody's Investors Services, Inc. or Standard and Poor's Corporation or, where not rated, are determined by the Investment Adviser, under the supervision of the Board of Directors, to be of comparable quality at the time of purchase to rated instruments that may be acquired by the Fund.

 At September 30, 2000, approximately, 14%, 11%, and 10% of the net assets are invested in New York, New Jersey, and Hawaii municipal securities, respectively. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers to pay the required principal and interest payments of the municipal securities.
                       See Notes to Financial Statements

Excelsior Tax-Exempt Funds, Inc.
Portfolio of Investments September 30, 2000 (Unaudited)
Short-Term Tax-Exempt Securities Fund




 Principal                                                             Value
   Amount                                                            (Note 1)
 ----------                                                         -----------

 TAX-EXEMPT SECURITIES -- 97.45%
 $2,000,000 Alabama State General Obligation Bonds, Series A,
            5.500%, 10/01/2003....................................  $ 2,054,260
  2,000,000 Arizona State Transportation Board Excise Tax Revenue
            Bonds, Maricopa County Regional Area Project, Series
            A, (AMBAC), 5.500%, 07/01/2002........................    2,035,000
  2,000,000 Clark County, Nevada, School District General
            Obligation Bonds, (FGIC), 6.000%, 06/15/2002..........    2,051,300
  2,000,000 Clark County, Nevada, School District General
            Obligation Bonds, Series A, (MBIA),
            5.250%, 06/15/2003....................................    2,035,520
  2,000,000 Dallas, Texas, General Obligation Bonds,
            6.000%, 02/15/2002....................................    2,039,920
  2,000,000 Georgia State General Obligation Bonds, Series B,
            5.750%, 08/01/2002....................................    2,044,960
  2,000,000 Hawaii State Highway Revenue Bonds, (FGIC),
            5.000%, 07/01/2003....................................    2,023,320
  2,000,000 Honolulu, Hawaii, City & County General Obligation
            Bonds, Series C, (FGIC),
            5.000%, 07/01/2003....................................    2,023,320
  2,000,000 Knoxville, Tennessee, General Obligation Bonds,
            5.000%, 06/01/2002....................................    2,017,920
  2,000,000 Massachusetts State General Obligation Bonds, Series
            A, 5.500%, 11/01/2001.................................    2,023,400
  2,000,000 Mississippi State General Obligation Bonds, Series E,
            5.000%, 09/01/2002....................................    2,017,640
  2,000,000 New Hampshire Municipal Bond Bank, Revenue Bonds,
            Series A, (AMBAC),
            5.250%, 08/15/2002....................................    2,028,560
  2,000,000 New Jersey State General Obligation Bonds, Series D,
            5.400%, 02/15/2003....................................    2,042,980
  1,000,000 Omaha Public Power District, Nebraska, Electric
            Revenue Bonds, Series A,
            5.000%, 02/01/2001....................................    1,002,240
  2,000,000 Shelby County, Tennessee, General Obligation Bonds.
            Series A, 6.750%, 04/01/2003..........................    2,104,460
  5,000,000 South Carolina State Capital Improvement General
            Obligation Bonds, Series A, 5.200%, 02/01/2005........    5,097,350

 Principal                                                             Value
   Amount                                                            (Note 1)
 ----------                                                         -----------

 TAX-EXEMPT SECURITIES -- (continued)
 $2,000,000 South Carolina State Capital Improvement General
            Obligation Bonds, Series B, 5.750%, 08/01/2002.......   $ 2,045,660
  2,000,000 South Carolina State Public Services Authority
            Revenue Bonds, Series A, 5.000%, 01/01/2003..........     2,022,660
  2,000,000 Stamford, Connecticut, General Obligation Bonds,
            5.000%, 07/15/2002...................................     2,020,880
  2,000,000 University of Texas, Permanent University Fund
            Revenue Bonds, 5.000%, 07/01/2002....................     2,018,100
  2,000,000 University of Texas, University Financing Systems
            Revenue Bonds, Series A,
            6.000%, 08/15/2002...................................     2,055,100
  2,000,000 Utah State General Obligation Bonds, Series A,
            5.000%, 07/01/2002...................................     2,018,440
  2,000,000 Virgina College Building Authority Educational
            Facilities Revenue Bonds, 21st Century College
            Program,
            5.750%, 02/01/2002...................................     2,033,220
  2,000,000 Virginia State Public School Authority Revenue Bonds,
            6.000%, 01/01/2002...................................     2,036,880
  2,000,000 Wisconsin State General Obligation Bonds, Series A,
            6.000%, 05/01/2003...................................     2,071,220
                                                                    -----------
                                                                     52,964,310
                                                                    -----------
 TAX-EXEMPT SECURITIES -- BACKED BY LETTERS OF CREDIT -- 1.84%
  1,000,000 Valdez, Alaska, Marine Terminal, Exxon Pipeline Co.
            Project Revenue Bonds,
            5.500%, 10/01/2025+..................................     1,000,000
                                                                    -----------

                       See Notes to Financial Statements

Excelsior Tax-Exempt Funds, Inc.
Portfolio of Investments September 30, 2000 (Unaudited)
Short-Term Tax-Exempt Securities Fund -- (continued)




                                                                        Value
   Shares                                                             (Note 1)
 ----------                                                          -----------

 OTHER INVESTMENTS -- 0.34%
    183,000 Dreyfus Tax-Exempt Cash Management Fund...............   $   183,000
                                                                     -----------

TOTAL INVESTMENTS (Cost $53,904,379*)......................  99.63% $54,147,310
OTHER ASSETS AND LIABILITIES (NET).........................   0.37      202,001
                                                            ------  -----------
NET ASSETS................................................. 100.00% $54,349,311
                                                            ======  ===========

--------
*  Aggregate cost for Federal tax book purposes.
+ Variable rate demand bonds and notes are payable upon not more than seven business days notice.
AMBAC--American Municipal Bond Assurance Corp.
FGIC--Financial Guaranty Insurance Corp.
FSA--Financial Security Assurance
MBIA--Municipal Bond Insurance Assoc.

Note:
 These municipal securities meet the three highest ratings assigned by Moody's Investors Services, Inc. or Standard and Poor's Corporation or, where not rated, are determined by the Investment Adviser, under the supervision of the Board of Directors, to be of comparable quality at the time of purchase to rated instruments that may be acquired by the Fund.

 At September 30, 2000, approximately, 17% and 11% of the net assets are invested in South Carolina and Texas municipal securities respectively. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers to pay the required principal and interest payments of the municipal securities.
                       See Notes to Financial Statements

Excelsior Tax-Exempt Funds, Inc.
Portfolio of Investments September 30, 2000 (Unaudited)
New York Intermediate-Term Tax-Exempt Fund




  Principal                                                            Value
   Amount                                                             (Note 1)
 -----------                                                        ------------

 TAX-EXEMPT SECURITIES -- 84.27%
 $ 5,000,000 Hempstead Town, New York, General Obligation Bonds,
             (AMBAC),
             5.500%, 02/15/2006..................................   $  5,206,650
  10,000,000 Long Island Power Authority, New York, Electric
             Systems General Revenue Bonds, Series A, (AMBAC),
             5.500%, 12/01/2009..................................     10,520,700
   5,000,000 Metropolitan Transportation Authority of New York,
             Dedicated Tax Revenue Bonds, Series A, (FGIC),
             5.000%, 04/01/2010..................................      5,056,500
   5,000,000 Metropolitan Transportation Authority of New York,
             Transportation Facilities Revenue Bonds, Series M,
             (FGIC), 5.500%, 07/01/2008..........................      5,243,450
   5,000,000 Municipal Assistance Corp., City of New York Revenue
             Bonds, Series G,
             6.000%, 07/01/2006..................................      5,344,100
  10,000,000 New York City, New York, City Transitional Finance
             Authority, Future Tax Revenue Bonds, Series A,
             5.250%, 08/15/2009..................................     10,313,900
   5,000,000 New York State Dormitory Authority, Columbia
             University Revenue Bonds, Series A,
             5.750%, 07/01/2008..................................      5,347,050
   5,000,000 New York State Dormitory Authority, Cornell
             University Revenue Bonds, 5.125%, 07/01/2006........      5,130,800
   5,000,000 New York State Environmental Facilities Corp.,
             Pollution Control Revenue Bonds, State Water
             Revolving Fund, Series E, (MBIA), 5.500%,
             06/15/2007..........................................      5,247,650
   5,000,000 New York State Local Government Assistance Corp.
             Revenue Bonds, Series A, (FGIC),
             5.000%, 04/01/2009..................................      5,065,550
  10,000,000 New York State Power Authority & General Purpose
             Revenue Bonds, Series A,
             5.000%, 02/15/2007..................................     10,168,300
   5,000,000 New York State Thruway Authority Highway & Bridge
             Revenue Bonds, Series C, (FGIC),
             5.500%, 04/01/2008..................................      5,237,250
   5,000,000 New York State Urban Development Corp., Correctional
             Facilities Revenue Bonds, Series A, 6.500%,
             01/01/2010..........................................      5,521,900

  Principal                                                           Value
   Amount                                                            (Note 1)
 -----------                                                       ------------

 TAX-EXEMPT SECURITIES -- (continued)
 $ 5,000,000 Puerto Rico Commonwealth Electric Power Authority
             Revenue Bonds, Series BB, (MBIA), 6.000%,
             07/01/2011.........................................   $  5,547,350
  10,000,000 Puerto Rico Commonweath Infrastructure Financing
             Authority Redemption Fee, Series A, (AMBAC),
             5.000%, 07/01/2014.................................     10,013,900
   5,000,000 Suffolk County, New York, Industrial Development
             Agency, Southwest Sewer Systems Revenue Bonds,
             (FGIC), 6.000%, 02/01/2008.........................      5,385,650
  10,000,000 Triborough Bridge & Tunnel Authority, New York,
             Revenue and General Purpose Bonds, Series A,
             5.000%, 01/01/2008.................................     10,151,000
                                                                   ------------
                                                                    114,501,700
                                                                   ------------
 TAX-EXEMPT SECURITIES -- ESCROWED IN U.S. GOVERNMENTS -- 8.03%
  10,000,000 New York City, New York, Municipal Water Finance
             Authority Water & Sewer System Revenue Bonds,
             Series B, 6.250%, 06/15/2020,
             (Prerefunded 06/15/2006 @ 101).....................     10,910,800
                                                                   ------------
 TAX-EXEMPT SECURITIES -- BACKED BY LETTERS OF CREDIT -- 5.23%
             BAYERISCHE LANDESBANK
             ---------------------
   4,000,000 Port Authority of New York & New Jersey Special
             Obligation Revenue Bonds,
             5.450%, 8/01/2024+.................................      4,000,000
             MORGAN GUARANTY TRUST
             ---------------------
   3,100,000 New York State Energy Research & Development
             Authority, Pollution Control Revenue Bonds,
             Electric & Gas, Series C,
             3.295%, 06/01/2029+................................      3,100,000
                                                                   ------------
                                                                      7,100,000
                                                                   ------------

                       See Notes to Financial Statements

Excelsior Tax-Exempt Funds, Inc.
Portfolio of Investments September 30, 2000 (Unaudited)
New York Intermediate-Term Tax-Exempt Fund -- (continued)




                                                                      Value
   Shares                                                            (Note 1)
 -----------                                                       ------------

 OTHER INVESTMENTS -- 1.93%
   2,624,299 Provident Institutional New York Tax-Exempt Money
             Fund...............................................   $  2,624,299
                                                                   ------------

TOTAL INVESTMENTS (Cost $134,589,050*)....................  99.46% $135,136,799
OTHER ASSETS AND LIABILITIES (NET)........................   0.54       733,349
                                                           ------  ------------
NET ASSETS................................................ 100.00% $135,870,148
                                                           ======  ============

--------
*  Aggregate cost for Federal tax and book purposes.
+ Variable rate demand bonds and notes are payable upon not more than seven business days notice.
AMBAC--American Municipal Bond Assurance Corp.
FGIC--Financial Guaranty Insurance Corp.
MBIA--Municipal Bond Insurance Assoc.

Note:
 These municipal securities meet the three highest ratings assigned by Moody's Investors Services, Inc. or Standard and Poor's Corporation or, where not rated, are determined by the Investment Adviser, under the supervision of the Board of Directors, to be of comparable quality at the time of purchase to rated instruments that may be acquired by the Fund.
 At September 30, 2000, approximately, 13% of the net assets are invested in municipal securities that have letter of credit enhancement features or escrows in U.S. Government securities backing them, which the Fund relies on. Without such features, the securities may or may not meet the quality standards of securities purchased by the Fund.
 At September 30, 2000, approximately, 86% and 12% of the net assets are invested in New York and Commonwealth of Puerto Rico municipal securities, respectively. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers to pay the required principal and interest payments of the municipal securities.
                       See Notes to Financial Statements

Excelsior Tax-Exempt Funds, Inc.
Portfolio of Investments September 30, 2000 (Unaudited)
California Tax-Exempt Income Fund




  Principal                                                             Value
   Amount                                                             (Note 1)
 -----------                                                         -----------

 TAX-EXEMPT SECURITIES -- 82.04%

 $    65,000 Anaheim, California, Electric Revenue Bonds, (AMBAC),
             4.750%, 10/01/2002...................................   $    65,800
     595,000 Berkeley, California, Unified School District,
             General Obligation Bonds, (FGIC),
             4.375%, 08/01/2006...................................       597,249
     605,000 Beverly Hills, California, Public Financing Authority
             Lease Revenue Bonds, Series A, (MBIA),
             4.000%, 06/01/2002...................................       604,014
     250,000 Burbank, California, Unified School District General
             Obligation Bonds (FGIC),
             4.100%, 08/01/2003...................................       249,658
      35,000 California Educational Facilities Authority, Santa
             Clara University Revenue Bonds, (MBIA),
             4.900%, 09/01/2006...................................        36,084
     150,000 California Educational Facilities Authority, St.
             Marys College Revenue Bonds,
             4.800%, 10/01/2002...................................       151,559
     150,000 California Educational Facilities Authority, Stanford
             University Revenue Bonds, Series J,
             5.900%, 11/01/2003...................................       155,646
     225,000 California Health Facilities Financing Authority
             Revenue Bonds, Cedars-Sinai Medical Center, Series A,
             (MBIA),
             4.250%, 08/01/2003...................................       224,989
     275,000 California State Department of Transportation,
             Certificates of Participation, Series A, (MBIA),
             4.400%, 03/01/2004...................................       276,545
     250,000 California State Department of Water Resources,
             Central Valley Project Revenue Bonds, Series L,
             8.000%, 12/01/2001...................................       261,770
     500,000 California State Department of Water Resources,
             Central Valley Project Revenue Bonds, Series U,
             4.000%, 12/01/2006...................................       488,410
     250,000 California State Public Works Board, Lease Revenue
             Bonds, Department of Corrections, Series D, (MBIA),
             4.850%, 09/01/2008...................................       257,772
     700,000 California State Public Works Board, Lease Revenue
             Bonds, Department of Health Services, Series A,
             4.350%, 11/01/2003...................................       687,330

  Principal                                                           Value
   Amount                                                           (Note 1)
 -----------                                                       -----------

 TAX-EXEMPT SECURITIES -- (continued)

 $   500,000 California State Public Works Bonds, Lease Revenue
             Bonds, Various California State University
             Projects, Series A,
             5.600%, 10/01/2001.................................   $   508,675
     300,000 California State, General Obligation Bonds,
             6.000%, 09/01/2001.................................       305,961
     750,000 California State, General Obligation Bonds,
             6.100%, 11/01/2001.................................       767,977
     750,000 California State, General Obligation Bonds,
             6.250%, 04/01/2008.................................       837,735
     750,000 California State, General Obligation Bonds, (MBIA),
             7.500%, 10/01/2007.................................       888,630
     250,000 Central Coast Water Authority, California, Revenue
             Bonds, State Water Project Regional Facilities,
             Series A, (AMBAC),
             4.375%, 10/01/2001.................................       251,508
     315,000 Central Coast Water Authority, California, Revenue
             Bonds, State Water Project Regional Facilities,
             Series A, (AMBAC),
             6.000%, 10/01/2005.................................       339,264
     500,000 Central Coast Water Authority, California, Revenue
             Bonds, State Water Project Regional Facilities,
             Series A, (AMBAC), 6.600%, 10/01/2022..............       532,695
     550,000 Central Valley School District Financing Authority,
             California, School District General Obligation
             Revenue Bonds, Series A, (MBIA), 5.850%,
             08/01/2004.........................................       581,322
   1,000,000 Central Valley School District Financing Authority,
             California, School District General Obligation
             Revenue Bonds, Series A, (MBIA), 6.150%,
             08/01/2009.........................................     1,120,560
     545,000 Chino Basin, California, Regional Financing
             Authority Revenue Bonds, Municipal Water District
             Sewer System Project, (AMBAC), 7.000%, 08/01/2005..       606,705
     350,000 Contra Costa County, California, Certificates of
             Participation, Capital Projects Program, (AMBAC),
             4.625%, 02/01/2007.................................       355,638
   1,000,000 Contra Costa, California, Transportation Authority
             Sales Tax Revenue Bonds, Series A, (FGIC), 6.000%,
             03/01/2004.........................................     1,055,910

                       See Notes to Financial Statements

Excelsior Tax-Exempt Funds, Inc.
Portfolio of Investments September 30, 2000 (Unaudited)
California Tax-Exempt Income Fund -- (continued)




  Principal                                                           Value
   Amount                                                           (Note 1)
 -----------                                                       -----------

 TAX-EXEMPT SECURITIES -- (continued)

 $   550,000 Contra Costa, California, Transportation Authority
             Sales Tax Revenue Bonds, Series A, (FGIC), 6.000%,
             03/01/2007.........................................   $   600,897
   1,000,000 Contra Costa, California, Transportation Authority
             Sales Tax Revenue Bonds, Series A, (FGIC), 6.000%,
             03/01/2008.........................................     1,101,500
     750,000 East Bay, California, Regional Park District
             General Obligation Bonds, 5.000%, 09/01/2007.......       779,700
     250,000 Escondido, California, Unified School District,
             Series A, (FGIC), 5.000%, 09/01/2008...............       260,257
     155,000 Fresno, California, Sewer Revenue Bonds, Series A-
             1, (AMBAC), 4.800%, 09/01/2006.....................       159,001
     695,000 Golden West Schools Financing Authority,
             California, School District General Obligation
             Revenue Bonds, Series A, (MBIA),
             6.200%, 02/01/2003.................................       725,434
     200,000 Industry, California, Urban Development Agency, Tax
             Allocation Bonds, (MBIA),
             4.300%, 05/01/2002.................................       200,598
     745,000 Los Altos, California, School District General
             Obligation Bonds,
             Series A, (FSA),
             5.000%, 08/01/2006.................................       771,574
     200,000 Los Angeles County, California, Public Works
             Financing Authority, Lease Revenue Bonds,
             Series A, (MBIA),
             6.000%, 09/01/2003.................................       209,750
     300,000 Los Angeles County, California, Public Works
             Financing Authority, Lease Revenue Bonds,
             Series A, (MBIA),
             6.000%, 09/01/2004.................................       318,486
     655,000 Los Angeles County, California, Public Works
             Financing Authority Revenue Bonds, Regional Park &
             Open Space District, Series A, 5.000%, 10/01/2004..       673,589
     300,000 Los Angeles County, California, Public Works
             Financing Authority Revenue Bonds, Regional Park &
             Open Space District, Series A, 5.250%, 10/01/2005..       313,092
     230,000 Los Angeles County, California, Schools
             Regionalized Business Services Certificate of
             Participation, Series B, (MBIA),
             4.400%, 07/01/2003.................................       231,463

  Principal                                                           Value
   Amount                                                           (Note 1)
 -----------                                                       -----------

 TAX-EXEMPT SECURITIES -- (continued)

 $   500,000 Los Angeles, California, Department of Airports,
             Airport Revenue Bonds, Series A, (FGIC),
             6.000%, 05/15/2005..................................  $   535,850
     250,000 Los Angeles, California, Department of Water &
             Power, Electrical Plant Revenue Bonds, (AMBAC),
             4.600%, 08/15/2006..................................      253,248
     305,000 Los Angeles, California, Harbor Department Revenue
             Bonds, Series C,
             4.875%, 11/01/2002..................................      309,648
     250,000 Los Angeles, California, Municipal Improvement
             Corporation, Equipment Real Property, Certificates
             of Participation, (AMBAC),
             4.500%, 12/01/2001..................................      252,095
     400,000 Los Angeles, California, Municipal Improvement
             Corporation, Sanitation Equipment Charge Revenue
             Bonds, Series B, (AMBAC),
             4.300%, 02/01/2004..................................      400,964
     750,000 Los Angeles, California, Municipal Improvement
             Corporation, Sanitation Equipment Charge Revenue
             Bonds, Series B, (AMBAC),
             4.600%, 02/01/2006..................................      760,567
     150,000 Los Angeles, California, Municipal Improvement
             Corporation, Sanitation Equipment Charge Revenue
             Bonds, Series A, (FSA), 4.875%, 02/01/2006..........      154,058
     400,000 Los Angeles, California, State Building Authority
             Lease Revenue Bonds, California Department of
             General Services, Series A, 5.600%, 05/01/2004......      416,508
     500,000 Los Angeles, California, Unified School District
             General Obligation Bonds, Series A, (FGIC),
             4.400%, 07/01/2003..................................      503,180
   1,000,000 Los Angeles, California, Wastewater Systems Revenue
             Bonds, Series A, (FGIC),
             5.50000%, 06/01/2010................................    1,077,580
   1,000,000 Marin, California Municipal Water District, Water
             Revenue Bonds, 5.250%, 07/01/2005...................    1,037,250
     100,000 Metropolitan Water District of Southern California,
             General Obligaiton Bonds, Series A1, 5.000%,
             03/01/2002..........................................      101,257

                       See Notes to Financial Statements

Excelsior Tax-Exempt Funds, Inc.
Portfolio of Investments September 30, 2000 (Unaudited)
California Tax-Exempt Income Fund -- (continued)




  Principal                                                           Value
   Amount                                                           (Note 1)
 -----------                                                       -----------

 TAX-EXEMPT SECURITIES -- (continued)

 $   500,000 Metropolitan Water District of Southern California,
             General Obligation Bonds, Series A, 5.250%,
             03/01/2008.........................................   $   528,220
   1,000,000 Metropolitan Water District of Southern California,
             Waterworks Revenue Bonds, 5.750%, 07/01/2009.......     1,094,740
     250,000 Metropolitan Water District of Southern California,
             Waterworks Revenue Bonds, Series A,
             4.250%, 07/01/2003.................................       250,628
     400,000 Metropolitan Water District of Southern California,
             Waterworks Revenue Bonds, Series A,
             7.000%, 07/01/2002.................................       418,928
     200,000 Metropolitan Water District of Southern California,
             Waterworks Revenue Bonds, Series B, (MBIA), 5.250%,
             07/01/2007.........................................       210,646
   1,000,000 Modesto, California, High School District,
             Stanislaus County General Obligation Bonds, (FGIC),
             5.000%, 08/01/2001.................................     1,010,010
     975,000 Modesto, California, Irrigation District Financing
             Authority Revenue Bonds, Series A, (MBIA), 5.450%,
             10/01/2007.........................................     1,037,244
     350,000 M-S-R Public Power Agency, California, San Juan
             Project Revenue Bonds,
             Series F, (AMBAC),
             5.650%, 07/01/2003.................................       363,447
     250,000 Northern California Power Agency, Public Power
             Revenue Bonds, Geothermal Project,
             Series A, (AMBAC),
             5.500%, 07/01/2005.................................       263,055
     125,000 Northern California Power Agency, Public Power
             Revenue Bonds, Series A, (AMBAC),
             5.600%, 07/01/2006.................................       133,509
     125,000 Northern California Power Agency, Public Power
             Revenue Bonds, Series A, (AMBAC),
             5.600%, 07/01/2006.................................       133,181
     250,000 Novato, California, General Obligation Bonds,
             Series A, (MBIA),
             6.250%, 08/01/2007.................................       277,772
     175,000 Orange County, California, Local Transportation
             Authority Sales Tax Revenue Bonds, 1st Senior,
             5.600%, 02/15/2002.................................       178,437

  Principal                                                           Value
   Amount                                                           (Note 1)
 -----------                                                       -----------

 TAX-EXEMPT SECURITIES -- (continued)

 $ 1,100,000 Orange County, California, Local Transportation
             Authority
             Sales Tax Revenue Bonds,
             1st Senior, (AMBAC),
             6.000%, 02/15/2008.................................   $ 1,211,067
   1,000,000 Orange County, California, Local Transportation
             Authority
             Sales Tax Revenue Bonds,
             2nd Senior, (FGIC),
             6.000%, 02/15/2007.................................     1,091,970
     100,000 Orange County, California, Municipal Water
             District, Water Facilities Corporation,
             Certificates of Participation, (MBIA),
             4.800%, 07/01/2003.................................       101,662
     250,000 Sacramento County, California, Public Facilities
             Project, Certificates of Participation, (MBIA),
             4.875%, 02/01/2005.................................       255,900
     400,000 Sacramento County, California, Sanitation District
             Financing Authority Revenue Bonds,
             5.500%, 12/01/2005.................................       423,488
     255,000 Sacramento, California, City Financing Authority
             Lease Revenue Bonds, Series A, (AMBAC), 5.050%,
             11/01/2006.........................................       265,121
     250,000 Sacramento, California, Municipal Utilities
             District Electric Revenue Bonds, Series Z, (FGIC),
             6.000%, 07/01/2001.................................       254,153
     300,000 San Bernardino County, California, Certificates of
             Participation, Medical Center Financing Project,
             (MBIA),
             5.500%, 08/01/2007.................................       318,708
     200,000 San Bernardino County, California, Transportation
             Authority Sales Tax Revenue Bonds, Series A, (FSA),
             4.500%, 03/01/2006.................................       201,904
     255,000 San Bernardino County, California, Transportation
             Authority Sales Tax Revenue Bonds, Series A,
             (MBIA), 4.625%, 03/01/2005.........................       258,593
     150,000 San Diego County, California, Regional
             Transportation Commission, Sales Tax Revenue Bonds,
             2nd Senior, Series A, (FGIC),
             5.250%, 04/01/2006.................................       156,905
     200,000 San Diego County, California, Regional
             Transportation Commission, Sales Tax Revenue Bonds,
             2nd Senior, Series A, (FGIC),
             5.500%, 04/01/2004.................................       208,230

                       See Notes to Financial Statements

Excelsior Tax-Exempt Funds, Inc.
Portfolio of Investments September 30, 2000 (Unaudited)
California Tax-Exempt Income Fund -- (continued)




  Principal                                                            Value
   Amount                                                            (Note 1)
 -----------                                                        -----------

 TAX-EXEMPT SECURITIES -- (continued)

 $   750,000 San Diego, California, Metropolitan Transportation
             District Board Authority Lease Revenue Bonds,
             5.100%, 09/01/2003..................................   $   769,305
     175,000 San Diego, California, Open Space Park Facilities
             District No. 1, General Obligation Bonds,
             5.500%, 01/01/2004..................................       181,708
     300,000 San Diego, California, Public Facilities Financing
             Authority, Sewer Revenue Bonds, Series B, (FGIC),
             5.000%, 05/15/2008..................................       311,919
     250,000 San Diego, California, Public Safety Communications
             Project, General Obligation Bonds,
             6.500%, 07/15/2008..................................       283,725
     875,000 San Francisco, California, Bay Area Rapid Transit
             District, Sales Tax Revenue Bonds,
             5.500%, 07/01/2007..................................       934,237
   1,500,000 San Francisco, California, City and County Airport
             Commission, International Airport Revenue Bonds,
             Series 20, (MBIA), 5.000%, 05/01/2006...............     1,551,510
     680,000 San Francisco, California, City and County General
             Obligation Bonds, Series 1, (FGIC),
             4.500%, 06/15/2005..................................       686,555
   1,020,000 San Francisco, California, City and County Parking
             Authority, Parking Meter Revenue Bonds, Series 1,
             (FGIC),
             4.000%, 06/01/2006..................................       997,846
     325,000 San Francisco, California, City and County Public
             Utilities Commission, Water Revenue Bonds, Series A,
             6.500%, 11/01/2004..................................       350,571
     100,000 San Jose, California, Airport Revenue Bonds, (FGIC),
             5.500%, 03/01/2002..................................       101,893
     625,000 San Jose, California, Redevelopment Agency Tax
             Allocation Bonds, Merged Area Redevelopment Project,
             (AMBAC), 4.750%, 08/01/2005.........................       637,919
     200,000 San Jose, California, Redevelopment Agency Tax
             Allocation Revenue Bonds, Merged Area Redevelopment
             Project, (MBIA), 4.750%, 08/01/2003.................       203,156

  Principal                                                           Value
   Amount                                                           (Note 1)
 -----------                                                       -----------

 TAX-EXEMPT SECURITIES -- (continued)

 $   500,000 San Jose, California, Redevelopment Agency Tax
             Allocation Bonds, Merged Area Redevelopment
             Project, (AMBAC), 5.000%, 08/01/2007...............   $   519,585
     325,000 San Jose, California, Redevelopment Agency Tax
             Allocation Bonds, Merged Area Redevelopment
             Project, (MBIA), 5.375%, 08/01/2004................       338,110
     250,000 San Jose, California, Unified School District,
             Santa Clara County General Obligation Bonds,
             Series A, (FGIC),
             4.400%, 08/01/2005.................................       251,390
     300,000 San Mateo County, California,
             JT Powers Authority Lease Revenue Bonds, San Mateo
             Community Health Care Center, Series A, (FSA),
             5.600%, 07/15/2004.................................       313,239
     500,000 San Mateo County, California, Transportation
             Authority Revenue Bonds, Series A, (MBIA),
             4.200%, 06/01/2004.................................       499,640
     750,000 San Mateo County, California, Transportation
             District Sales Tax Revenue Bonds, Series A, (FSA),
             5.000%, 06/01/2009.................................       780,420
     150,000 Santa Barbara County, California, Local
             Transportation Authority Sales Tax Revenue Bonds,
             (FGIC), 4.900%, 04/01/2006.........................       154,182
     100,000 Santa Clara County, California, Financing Authority
             Lease Revenue Bonds, Series A, (AMBAC), 4.200%,
             11/15/2002.........................................       100,197
     175,000 Santa Clara County, California, Financing Authority
             Lease Revenue Bonds, Series A, (AMBAC), 4.300%,
             11/15/2003.........................................       175,753
     500,000 Santa Clara County, California, Transportation
             District Sales Tax Revenue Bonds, Series A,
             4.500%, 06/01/2006.................................       503,700
     200,000 Southern California Public Power Authority Revenue
             Bonds, Palo Verde Project, Series A, (AMBAC),
             5.500%, 07/01/2004.................................       208,762
   1,000,000 Southern California Public Power Authority,
             Southern Transmission Project Revenue Bonds,
             (MBIA),
             5.250%, 07/01/2009.................................     1,058,830

                       See Notes to Financial Statements

Excelsior Tax-Exempt Funds, Inc.
Portfolio of Investments September 30, 2000 (Unaudited)
California Tax-Exempt Income Fund -- (continued)




  Principal                                                           Value
   Amount                                                           (Note 1)
 -----------                                                       -----------

 TAX-EXEMPT SECURITIES -- (continued)

 $ 1,000,000 University of California Revenue Bonds, Multiple
             Purpose Projects, Series A, (MBIA),
             6.000%, 09/01/2002.................................   $ 1,033,560
     150,000 University of California Revenue Bonds, Multiple
             Purpose Projects, Series C, (AMBAC),
             4.600%, 09/01/2005.................................       152,166
     600,000 University of California Revenue Bonds, Multiple
             Purpose Projects, Series F, (FGIC),
             5.000%, 09/01/2008.................................       623,802
     500,000 Ventura County, California, Community College
             District, Certificates of Participation, (AMBAC),
             4.000%, 12/01/2002.................................       498,955
     250,000 West & Central Basin Financing Authority,
             California,
             Revenue Bonds, (AMBAC),
             5.500%, 08/01/2001.................................       253,303
     250,000 West Basin, California, Municipal Water District,
             Certificates of Participation,
             Series A, (AMBAC),
             3.875%, 08/01/2002.................................       248,500
                                                                   -----------
                                                                    49,728,908
                                                                   -----------

 TAX-EXEMPT SECURITIES -- ESCROWED IN
 U.S. GOVERNMENTS -- 15.70%
      60,000 Anaheim, California, Electric Revenue Bonds,
             (AMBAC),
             4.750%, 10/01/2002
             (Prerefunded 10/01/2002 @100)......................        60,716
     100,000 California Educational Facilities Authority, Santa
             Clara University Revenue Bonds, (MBIA),
             4.900%, 09/01/2006
             (Prerefunded 09/01/2006 @100)......................       103,361
     300,000 California State Public Works Board, Lease Revenue
             Bonds,
             Secretary of State, Series A,
             6.750%, 12/01/2012
             (Prerefunded 12/01/2002 @102)......................       321,609
     750,000 California State General Obligation Bonds, (FGIC),
             6.000%, 08/01/2019
             (Prerefunded 08/01/2004 @102)......................       809,992
   1,305,000 California State General Obligation Bonds,
             5.900%, 04/01/2023
             (Prerefunded 04/01/2003 @102)......................     1,381,447

  Principal                                                            Value
   Amount                                                            (Note 1)
 -----------                                                        -----------

 TAX-EXEMPT SECURITIES -- ESCROWED IN
 U.S. GOVERNMENTS -- (continued)

 $   200,000 California State Public Works Board, Lease Revenue
             Bonds, Various California State University Projects,
             Series A, (AMBAC),
             6.400%, 12/01/2016 (Prerefunded 12/01/2002 @102)....   $   212,974
     200,000 California State Public Works Board, Lease Revenue
             Bonds, Various California State University Projects,
             Series A,
             6.600%, 12/01/2022
             (Prerefunded 12/01/2002 @102).......................       213,792
     260,000 California State Public Works Board, Lease Revenue
             Bonds, Various California State University Projects,
             Series A,
             6.625%, 10/01/2010
             (Prerefunded 10/01/2002 @102).......................       277,126
     250,000 Cupertino, California, Certificates of
             Participation, Open Space Acquisition Project,
             7.125%, 04/01/2016
             (Prerefunded 04/01/2001 @102).......................       258,730
     250,000 East Bay, California, Municipal Utilities District
             Wastewater Treatment System Revenue Bonds, (AMBAC),
             6.375%, 06/01/2021
             (Prerefunded 12/01/2001 @102).......................       261,503
   1,000,000 Long Beach, California, Water Revenue Bonds,
             6.250%, 05/01/2024
             (Prerefunded 05/01/2004 @102).......................     1,084,590
     175,000 Los Angeles County, California, Transportation
             Commission Sales Tax Revenue Bonds, Series A,
             6.750%, 07/01/2019
             (Prerefunded 07/01/2002 @102).......................       185,904
     125,000 Los Angeles, California, Harbor Department Revenue
             Bonds, Series A,
             6.500%, 08/01/2025
             (Prerefunded 08/01/2002 @102).......................       132,490
     750,000 Richmond, California, Redevelopment Agency Tax
             Allocation Revenue Bonds, Harbor Redevelopment
             Project, (FSA), 7.000%, 07/01/2009
             (Prerefunded 07/01/2002 @102).......................       799,852
     700,000 Sacramento, California, City Financing Authority
             Revenue Bonds,
             6.800%, 11/01/2020
             (Prerefunded 11/01/2001 @102).......................       734,951

                       See Notes to Financial Statements

Excelsior Tax-Exempt Funds, Inc.
Portfolio of Investments September 30, 2000 (Unaudited)
California Tax-Exempt Income Fund -- (continued)




  Principal                                                           Value
   Amount                                                           (Note 1)
 -----------                                                       -----------

 TAX-EXEMPT SECURITIES -- ESCROWED IN
 U.S. GOVERNMENTS -- (continued)

 $   825,000 San Bernardino County, California, Medical Center
             Financing Project Certificates of Participation,
             Series A, (MBIA),
             5.500%, 08/01/2022
             (Prerefunded 08/01/2005 @102)......................   $   884,103
     460,000 San Bernardino County, California, SCH Health Care
             Systems Revenue Bonds, Sisters of Charity, Series
             A,
             7.000%, 07/01/2021
             (Prerefunded 07/01/2001 @102)......................       479,403
     500,000 San Francisco, California, Bay Area Rapid Transit
             District, Sales Tax Revenue Bonds, (FGIC),
             5.500%, 07/01/2020
             (Prerefunded 07/01/2005 @101)......................       531,310
     500,000 Santa Clara, California, Electric Revenue Bonds,
             Series A, (MBIA),
             6.250%, 07/01/2013
             (Prerefunded 07/01/2001 @102)......................       518,375
     250,000 Santa Monica-Malibu, California, Malibu Unified
             School District, Public Schools Facilities
             Reconstruction Projects,
             5.500%, 08/01/2015
             (Prerefunded 08/01/2003 @102)......................       263,207
                                                                   -----------
                                                                     9,515,435
                                                                   -----------

   Shares
 -----------
 OTHER INVESTMENTS -- 1.42%

     562,992 Federated California Money Fund....................       562,992
     299,392 Provident California Money Fund....................       299,392
                                                                   -----------
                                                                       862,384
                                                                   -----------

TOTAL INVESTMENTS
(Cost $60,009,839*)........................................  99.16% $60,106,727
OTHER ASSETS AND LIABILITIES (NET).........................   0.84      511,432
                                                            ------  -----------
NET ASSETS................................................. 100.00% $60,618,159
                                                            ======  ===========

--------
*Aggregate cost for Federal tax and book purposes.
AMBAC--American Municipal Bond Assurance Corp.
FGIC--Financial Guaranty Insurance Corp.
FSA--Financial Security Assurance
MBIA--Municipal Bond Insurance Assoc.

Note:
 These municipal securities meet the three highest ratings assigned by Moody's Investors Services, Inc. or Standard and Poor's Corporation or, where not rated, are determined by the Investment Adviser, under the supervision of the Board of Directors, to be of comparable quality at the time of purchase to rated instruments that may be acquired by the Fund.

 At September 30, 2000, approximately, 16% of the net assets are invested in municipal securities that have letter of credit enhancement features or escrows in U.S. Government securities backing them, which the Fund relies on. Without such features, the securities may or may not meet the quality standards of securities purchased by the Fund.

 At September 30, 2000, approximately, 99% of the net assets are invested in California municipal securities. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers to pay the required principal and interest payments of the municipal securities.
                       See Notes to Financial Statements

                       EXCELSIOR TAX-EXEMPT FUNDS, INC.

                   NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Significant Accounting Policies

  Excelsior Tax-Exempt Funds, Inc. ("Excelsior Tax-Exempt Fund") was incorporated under the laws of the State of Maryland on August 8, 1984 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

  Excelsior Tax-Exempt Fund currently offers shares in seven managed investment portfolios, each having its own investment objectives and policies. The following is a summary of significant accounting policies for Long-Term Tax-Exempt Fund, Intermediate-Term Tax-Exempt Fund, Short-Term Tax-Exempt Securities Fund, New York Intermediate-Term Tax-Exempt Fund and California Tax-Exempt Income Fund (the "Portfolios"). Such policies are in conformity with generally accepted accounting principles and are consistently followed by Excelsior Tax-Exempt Fund in the preparation of the financial statements. Generally accepted accounting principles require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. The financial statements for the remaining portfolios of Excelsior Tax-Exempt Fund and Excelsior Funds, Inc. ("Excelsior Fund") are presented separately.

  (a) Portfolio Valuation:

    Securities are valued each business day as of the close of the New York Stock Exchange after consultation with an independent pricing service (the "Service"). When in the judgement of the Service, quoted bid prices for securities are readily available and are representative of the bid side of the market, these investments are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and ask prices (as calculated by the Service based upon its evaluation of the market for such securities). Short-term debt instruments with remaining maturities of 60 days or less, and variable rate demand notes and securities with put options exercisable within one year, are valued at amortized cost, which approximates market value. Securities and other assets for which market quotations are not readily available are valued at fair value pursuant to guidelines adopted by Excelsior Tax-Exempt Fund's Board of Directors.

  (b) Security transactions and investment income:

    Security transactions are recorded on a trade date basis. Realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income, adjusted for amortization of premiums and, when appropriate, discounts on investments, is earned from settlement date and is recorded on the accrual basis.

  (c) Dividends and distributions to shareholders:

    Dividends from net investment income are declared daily and paid monthly. Net realized capital gains, unless offset by any available capital loss carryforward, are distributed to shareholders at least annually. Dividends and distributions are recorded on the ex-dividend date.

    Dividends and distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for deferral of losses on wash sales and net capital losses incurred after October 31 and within the taxable year ("Post-October losses").

    In order to avoid a Federal excise tax, each Portfolio is required to distribute certain minimum amounts of net realized capital gain and net investment income for the respective periods ending October 31 and December 31 in each calendar year.

  (d) Federal taxes:

    It is the policy of Excelsior Tax-Exempt Fund that each Portfolio continue to qualify as a regulated investment company, if such qualification is in the best interest of the shareholders, by complying with the requirements of the Internal Revenue Code applicable to regulated investment companies, and by distributing substantially all of its taxable earnings to its shareholders.

    At March 31, 2000, the following Portfolios had approximate capital loss carryforwards for Federal tax purposes available to offset future net capital gains as follows:

                                                   Expiration Date March 31,
                                                 ------------------------------
                                                   2003      2008      Total
                                                 -------- ---------- ----------
   Long-Term Tax-Exempt Fund....................      --  $1,690,000 $1,690,000
   Intermediate-Term Tax-Exempt Fund............      --      18,000     18,000
   Short-Term Tax-Exempt Securities Fund........ $319,000     66,000    385,000
   New York Intermediate-Term Tax-Exempt Fund...      --   1,353,000  1,353,000
   California Tax-Exempt Income Fund............      --      18,000     18,000

    At September 30, 2000, aggregate gross unrealized appreciation for all securities for which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value were as follows:

                                      Tax Basis    Tax Basis    Net Unrealized
                                      Unrealized   Unrealized    Appreciation
                                     Appreciation Depreciation  (Depreciation)
                                     ------------ ------------  --------------
   Long-Term Tax-Exempt Fund........  $  632,267  $(4,548,896)   $(3,916,629)
   Intermediate-Term Tax-Exempt
    Fund............................   4,343,959   (1,296,139)     3,047,820
   Short-Term Tax-Exempt Securities
    Fund............................     262,748      (19,817)       242,931
   New York Intermediate Tax-Exempt
    Fund............................   1,654,482   (1,106,733)       547,749
   California Tax-Exempt Income
    Fund............................     450,960     (354,072)        96,888

  (e) Expense allocation:

    Expenses directly attributable to a Portfolio are charged to that Portfolio. Other expenses are allocated to the respective Portfolios based on average daily net assets.

2. Investment Advisory Fee, Administration Fee and Related Party Transactions

  United States Trust Company of New York ("U.S. Trust NY") and U.S. Trust Company (collectively with U.S. Trust NY, "U.S. Trust") serve as the investment adviser to the Portfolios. U.S. Trust has delegated the daily management of the security holdings of the California Tax-Exempt Income Fund to

U.S. Trust Company, N.A. ("U.S. Trust, N.A."). For the services provided pursuant to the Investment Advisory Agreements, U.S. Trust is entitled to receive a fee, computed daily and paid monthly, at the annual rates of .30% of the average daily net assets of Short-Term Tax-Exempt Securities Fund, .35% of the average daily net assets of Intermediate-Term Tax-Exempt Fund and .50% of the average daily net assets of each of New York Intermediate-Term Tax-Exempt Fund, Long-Term Tax-Exempt Fund and California Tax-Exempt Income Fund. U.S. Trust, N.A. is compensated only by U.S. Trust and receives no fee directly from California Tax-Exempt Income Fund. U.S. Trust NY is a state-chartered bank and trust company and a member bank of the Federal Reserve System. U.S. Trust Company is a Connecticut state bank and trust company. U.S. Trust, N.A. is a national bank. Each is a wholly-owned subsidiary of U.S. Trust Corporation, a registered bank holding company. U.S. Trust Corporation is a wholly-owned subsidiary of The Charles Schwab Corporation ("Schwab").

  U.S. Trust Company, Chase Global Funds Services Company, a corporate affiliate of The Chase Manhattan Bank and Federated Administrative Services (collectively, the "Administrators") provide administrative services to Excelsior Tax-Exempt Fund. For the services provided to the Portfolios, the Administrators are entitled jointly to annual fees, computed daily and paid monthly, based on the combined aggregate average daily net assets of Excelsior Tax-Exempt Fund, Excelsior Fund, and Excelsior Institutional Trust (excluding the international equity portfolios of Excelsior Fund and Excelsior Institutional Trust), all of which are affiliated investment companies, as follows: .200% of the first $200 million, .175% of the next $200 million, and
 .150% over $400 million. Administration fees payable by each Portfolio of the three investment companies are determined in proportion to the relative average daily net assets of the respective Portfolios for the period paid. For the six months ended September 30, 2000, administration fees charged by U.S. Trust Company were as follows:

Long-Term Tax-Exempt Fund.............................................. $28,931
Intermediate-Term Tax-Exempt Fund......................................  73,319
Short-Term Tax Exempt Securities Fund..................................  13,352
New York Intermediate-Term Tax-Exempt Fund.............................  32,218
California Tax-Exempt Income Fund......................................  15,013

  From time to time, as they may deem appropriate in their sole discretion, U.S. Trust and the Administrators may undertake to waive a portion or all of the fees payable to them and also may reimburse the Portfolios for a portion of other expenses. U.S. Trust has contractually agreed to waive investment advisory fees and to reimburse other ordinary operating expenses through March 31, 2001 to the extent necessary to keep total operating expenses from exceeding the following annual percentages of each Portfolio's average daily net assets:

Long-Term Tax-Exempt Fund................................................. 0.80%
Intermediate-Term Tax-Exempt Fund......................................... 0.65%
Short-Term Tax-Exempt Securities Fund..................................... 0.60%
New York Intermediate-Term Tax-Exempt Fund................................ 0.80%
California Tax-Exempt Income Fund......................................... 0.50%

  For the six months ended September 30, 2000, no reimbursements were required pursuant to the above except with regard to California Tax-Exempt Income Fund for which U.S. Trust waived investment advisory fees totaling $93,537.

  Excelsior Tax-Exempt Fund has also entered into administrative servicing agreements with various service organizations (which may include affiliates of U.S. Trust) requiring them to provide administrative support services to their customers owning shares of the Portfolios. As a consideration for the administrative services provided by each service organization to its customers, each Portfolio will pay the service organization an administrative service fee at the annual rate of up to .40% of the average daily net asset value of its shares held by the service organization's customers. Such services may include assisting in processing purchase, exchange and redemption requests; transmitting and receiving funds in connection with customer orders to purchase, exchange or redeem shares; and providing periodic statements.

  Administrative service fees paid to affiliates of U.S. Trust by the Portfolios amounted to $204,274 for the six months ended September 30, 2000. Through July 31, 2000, U.S. Trust and the Administrators voluntarily agreed to waive investment advisory and administrative fees payable by each Portfolio in an amount equal to the administrative service fees expense (including fees paid to affiliates of U. S. Trust) by such Portfolio. Effective August 1, 2000, U.S. Trust has voluntarily agreed to continue waiving investment advisory and administrative fees payable by each Portfolio in an amount equal to the administrative service fee expense paid to subsidiaries of U.S. Trust Corporation. For the six months ended September 30, 2000, U.S. Trust and the Administrators waived investment advisory and administrative fees in amounts equal to administrative service fees for the Portfolios as set forth below:

                                                       U.S. Trust Administrators
                                                       ---------- --------------
Long-Term Tax-Exempt Fund.............................  $34,124       $3,759
Intermediate-Term Tax-Exempt Fund.....................   91,182          295
Short-Term Tax-Exempt Securities Fund.................   19,976           85
New York Intermediate-Term Tax-Exempt Fund............   13,476           84
California Tax-Exempt Income Fund.....................   55,725          --

  Edgewood Services, Inc. (the "Distributor"), a wholly-owned subsidiary of Federated Investors, Inc., serves as the distributor of Excelsior Tax-Exempt Fund. Shares of each Portfolio are sold without a sales charge on a continuous basis by the Distributor.

  Each Director of Excelsior Tax-Exempt Fund receives an annual fee of $9,000, plus a meeting fee of $1,500 for each meeting attended, and is reimbursed for expenses incurred for attending meetings. The Chairman receives an additional annual fee of $5,000. Each member of the Nominating Committee receives an annual fee of $2,000 for services in connection with this committee.

3. Purchases and Sales of Securities

  For the six months ended September 30, 2000, purchases and sales and maturities of securities, excluding short-term investments, for the Portfolios aggregated:

                                                       Purchases      Sales
                                                      ------------ ------------
Long-Term Tax-Exempt Fund............................ $ 32,453,150 $ 45,414,950
Intermediate-Term Tax-Exempt Fund....................  177,897,900  170,447,130
Short-Term Tax-Exempt Securities Fund................   19,365,840   18,879,627
New York Intermediate-Term Tax-Exempt Fund...........   31,179,250   28,580,650
California Tax-Exempt Income Fund....................    2,214,470    4,864,299

4. Common Stock:

  Excelsior Tax-Exempt Fund currently has authorized capital of 24 billion shares of Common Stock, 14 billion of which is currently classified to represent interests in one of seven separate investment portfolios. Authorized capital currently classified for each Portfolio is as follows: 500 million shares each of Long-Term Tax-Exempt Fund, Intermediate-Term Tax-Exempt Fund, Short-Term Tax-Exempt Securities Fund, New York Intermediate-Term Tax-Exempt Fund, and California Tax-Exempt Income Fund.

  Each share has a par value of $.001 and represents an equal proportionate interest in the particular Portfolio with other shares of the same Portfolio, and is entitled to such dividends and distributions of taxable and tax-exempt earnings on the assets belonging to such Portfolio as are declared at the discretion of Excelsior Tax-Exempt Fund's Board of Directors.

                                     Long-Term Tax-Exempt Fund
                         ----------------------------------------------------
                            Six Months Ended              Year Ended
                                09/30/00                   03/31/00
                         ------------------------  --------------------------
                           Shares       Amount       Shares        Amount
                         ----------  ------------  -----------  -------------
Sold....................  2,025,661  $ 18,435,839    4,796,719  $  43,954,116
Issued as reinvestment
 of dividends...........     65,524       590,215      175,131      1,600,713
Redeemed................ (2,861,434)  (25,647,174)  (9,896,677)   (89,469,040)
                         ----------  ------------  -----------  -------------
Net Decrease............   (770,249) $ (6,621,120)  (4,924,827) $ (43,914,211)
                         ==========  ============  ===========  =============

                                 Intermediate-Term Tax-Exempt Fund
                         ----------------------------------------------------
                            Six Months Ended              Year Ended
                                09/30/00                   03/31/00
                         ------------------------  --------------------------
                           Shares       Amount       Shares        Amount
                         ----------  ------------  -----------  -------------
Sold....................  5,182,079  $ 47,222,781   10,371,591  $  94,757,413
Issued as reinvestment
 of dividends...........     37,256       338,809       73,949        674,958
Redeemed................ (4,973,473)  (45,272,782) (12,262,909)  (111,689,795)
                         ----------  ------------  -----------  -------------
Net Increase
 (Decrease).............    245,862  $  2,288,808   (1,817,369) $ (16,257,424)
                         ==========  ============  ===========  =============

                                Short-Term Tax-Exempt Securities Fund
                           ---------------------------------------------------
                              Six Months Ended              Year Ended
                                  09/30/00                   03/31/00
                           ------------------------  -------------------------
                             Shares       Amount       Shares        Amount
                           ----------  ------------  -----------  ------------
Sold.....................   1,200,530  $  8,433,943    5,815,331  $ 40,964,486
Issued as reinvestment of
 dividends...............       9,024        63,369       15,153       107,218
Redeemed.................  (1,219,153)   (8,559,547)  (4,399,976)  (31,069,136)
                           ----------  ------------  -----------  ------------
Net Increase (Decrease)..      (9,599) $    (62,235)   1,430,508  $ 10,002,568
                           ==========  ============  ===========  ============

                              New York Intermediate-Term Tax-Exempt Fund
                           ---------------------------------------------------
                              Six Months Ended              Year Ended
                                  09/30/00                   03/31/00
                           ------------------------  -------------------------
                             Shares       Amount       Shares        Amount
                           ----------  ------------  -----------  ------------
Sold.....................   2,273,263  $ 19,058,367    7,826,206  $ 66,787,349
Issued as reinvestment of
 dividends...............      18,800       158,256       79,644       674,800
Redeemed.................  (1,416,807)  (11,831,895) (10,349,466)  (87,417,641)
                           ----------  ------------  -----------  ------------
Net Increase (Decrease)..     875,256  $  7,384,728   (2,443,616) $(19,955,492)
                           ==========  ============  ===========  ============

                                  California Tax-Exempt Income Fund
                           ---------------------------------------------------
                              Six Months Ended              Year Ended
                                  09/30/00                   03/31/00
                           ------------------------  -------------------------
                             Shares       Amount       Shares        Amount
                           ----------  ------------  -----------  ------------
Sold.....................     759,443  $  5,414,035    3,813,698  $ 27,079,234
Issued as reinvestment of
 dividends...............       2,235        15,862        3,378        23,890
Redeemed.................  (1,466,378)  (10,387,477)  (3,565,420)  (25,328,436)
                           ----------  ------------  -----------  ------------
Net Increase (Decrease)..    (704,700) $ (4,957,580)     251,656  $  1,774,688
                           ==========  ============  ===========  ============

5. Organization Costs:

  Excelsior Tax-Exempt Fund has borne all costs in connection with the initial organization of new portfolios, including the fees for registering and qualifying its shares for distribution under Federal and state securities regulations. All such costs are being amortized on the straight-line basis over periods of five years from the dates on which each Portfolio commenced operations.

6. Line of Credit:

  The Portfolios and other affiliated funds participate in a $250 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made to temporarily finance the repurchase of Portfolio shares. Interest is charged to each Portfolio, based on its borrowings, at a rate equal to the Federal Funds Rate plus 2% per year. In addition, a commitment fee, based on the average daily unused portion of the line of credit, is allocated among the participating Portfolios at the end of each quarter. For the six months ended September 30, 2000, the Portfolios had no borrowings under the agreement.